Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt [Text Block]

Note 15 ― Debt

(In millions)	2011	2010
Short-term:
Commercial paper	$100	$100
Current maturities of long-term debt	4	452
Total short-term debt	$104	$552
Long-term:
Uncollateralized debt:
2.75% Notes due 2016	$600	$-
5.375% Notes due 2017	250	250
6.35% Notes due 2018	131	131
8.5% Notes due 2019	251	251
4.375% Notes due 2020	249	249
5.125% Notes due 2020	299	299
6.37% Notes due 2021	78	78
4.5% Notes due 2021	298	-
4% Notes due 2022	743	-
7.65% Notes due 2023	100	100
8.3% Notes due 2023	17	17
7.875% Debentures due 2027	300	300
8.3% Step Down Notes due 2033	83	83
6.15% Notes due 2036	500	500
5.875% Notes due 2041	298	-
5.375% Notes due 2042	750	-
Other	43	30
Total long-term debt	$4,990	$2,288

On November 10, 2011, the Company issued $2.1 billion of long-term debt as follows: $600 million of 5-Year Notes due November 15, 2016 at a stated interest rate of 2.75% ($600 million, net of discount, with an effective interest rate of 2.936% per year), $750 million of 10-Year Notes due February 15, 2022 at a stated interest rate of 4% ($743 million, net of discount, with an effective interest rate of 4.346% per year) and $750 million of 30-Year Notes due February 15, 2042 at a stated interest rate of 5.375% ($750 million, net of discount, with an effective interest rate of 5.542% per year). Interest is payable on May 15 and November 15 of each year beginning May 15, 2012 for the 5-Year Notes and February 15 and August 15 of each year beginning February 15, 2012 for the 10-Year and 30-Year Notes. The proceeds of this debt were used to fund the HealthSpring acquisition in January 2012.

The Company may redeem these Notes, at any time, in whole or in part, at a redemption price equal to the greater of:

  100% of the principal amount of the Notes to be redeemed; or
  the present value of the remaining principal and interest payments on the Notes being redeemed discounted at the applicable Treasury Rate plus 30 basis points (5-Year 2.75% Notes due 2016), 35 basis points (10-Year 4% Notes due 2022), or 40 basis points (30-Year 5.375% Notes due 2042).

In June 2011, the Company entered into a new five-year revolving credit and letter of credit agreement for $1.5 billion, which permits up to $500 million to be used for letters of credit. This agreement is diversified among 16 banks, with 3 banks each having 12% of the commitment and the remaining 13 banks with 64% of the commitment. The credit agreement includes options that are subject to consent by the administrative agent and the committing banks, to increase the commitment amount to $2 billion and to extend the term past June 2016. The credit agreement is available for general corporate purposes, including as a commercial paper backstop and for the issuance of letters of credit. This agreement includes certain covenants, including a financial covenant requiring the Company to maintain a total debt to adjusted capital ratio at or below 0.50 to 1.00. As of December 31, 2011, the Company had $3.7 billion of borrowing capacity within the maximum debt coverage covenant in the agreement in addition to the $5.1 billion of debt outstanding. There were letters of credit of $118 million issued as of December 31, 2011.

In March 2011, the Company issued $300 million of 10-Year Notes due March 15, 2021 at a stated interest rate of 4.5% ($298 million, net of discount, with an effective interest rate of 4.683% per year) and $300 million of 30-Year Notes due March 15, 2041 at a stated interest rate of 5.875% ($298 million, net of discount, with an effective interest rate of 6.008% per year). Interest is payable on March 15 and September 15 of each year beginning September 15, 2011. The proceeds of this debt were used for general corporate purposes, including the repayment of debt maturing in 2011.

The Company may redeem these Notes, at any time, in whole or in part, at a redemption price equal to the greater of:

  100% of the principal amount of the Notes to be redeemed; or
  the present value of the remaining principal and interest payments on the Notes being redeemed discounted at the applicable Treasury Rate plus 20 basis points (10-Year 4.5% Notes due 2021) or 25 basis points (30-Year 5.875% Notes due 2041).

During 2011, the Company repaid $449 million in maturing long-term debt.

In the fourth quarter of 2010, the Company entered into the following transactions related to its long-term debt:

  In December 2010 the Company offered to settle its 8.5% Notes due 2019, including accrued interest from November 1 through the settlement date. The tender price equaled the present value of the remaining principal and interest payments on the Notes being redeemed, discounted at a rate equal to the 10-year Treasury Rate plus a fixed spread of 100 basis points. The tender offer priced at a yield of 4.128% and principal of $99 million was tendered, with $251 million remaining outstanding. The Company paid $130 million, including accrued interest and expenses, to settle the Notes, resulting in an after-tax loss on early debt extinguishment of $21 million.

  In December 2010 the Company offered to settle its 6.35% Notes due 2018, including accrued interest from September 16 through the settlement date. The tender price equaled the present value of the remaining principal and interest payments on the Notes being redeemed, discounted at a rate equal to the 10-year Treasury Rate plus a fixed spread of 45 basis points. The tender offer priced at a yield of 3.923% and principal of $169 million was tendered, with $131 million remaining outstanding. The Company paid $198 million, including accrued interest and expenses, to settle the Notes, resulting in an after-tax loss on early debt extinguishment of $18 million.

  In December 2010, the Company issued $250 million of 4.375% Notes ($249 million net of debt discount, with an effective interest rate of 5.1%). The difference between the stated and effective interest rates primarily reflects the effect of treasury locks. See Note 12 to the Consolidated Financial Statements for further information. Interest is payable on June 15 and December 15 of each year beginning December 15, 2010. These Notes will mature on December 15, 2020. The proceeds of this debt were used to fund the tender offer for the 8.5% Senior Notes due 2019 and the 6.35% Senior Notes due 2018 described above.

  In May 2010, the Company issued $300 million of 5.125% Notes ($299 million, net of debt discount, with an effective interest rate of 5.36% per year). Interest is payable on June 15 and December 15 of each year beginning December 15, 2010. These Notes will mature on June 15, 2020. The proceeds of this debt were used for general corporate purposes.

  The Company may redeem the Notes issued in 2010 at any time, in whole or in part, at a redemption price equal to the greater of:

  100% of the principal amount of the Notes to be redeemed; or
  the present value of the remaining principal and interest payments on the Notes being redeemed discounted at the applicable Treasury Rate plus 25 basis points.

Maturities of debt and capital leases are as follows (in millions): $4 in 2012, $6 in 2013, $23 in 2014, none in 2015, $600 in 2016 and the remainder in years after 2016. Interest expense on long-term debt, short-term debt and capital leases was $202 million in 2011, $182 million in 2010, and $166 million in 2009.